EQUITY - Fair Value of DSUs and RSUs (Details) - Cash-Settled Share-Based Payment Arrangement	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Deferred Stock Unit
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		$ 53.15		$ 42.58
Share Price on Date of Remeasurement in US Dollars per Share	$ 40.12		$ 31.46
Restricted Stock
Disclosure of classes of share capital [line items]
Share Price on Date of Remeasurement in Canadian Dollars Per Share		53.15		42.58
Weighted-average fair value of a unit		$ 47.05		$ 36.48